Expense Example {- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-11 - Fidelity Small Cap Value Fund - Fidelity Small Cap Value Fund
Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 101
3 years	315
5 years	547
10 years	$ 1,213